CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                October 15, 2015


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:        First Trust Exchange-Traded AlphaDEX(R) Fund II
            --------------------------------------------------------

 Ladies and Gentlemen:

      On behalf of the Registrant, we are filing, pursuant to Rule 485(b) of the Securities Act of 1933 (the "Act"), the Registrant's Post-Effective Amendment No. 62 to its registration statement (the "Amendment"). The Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 61 to the Registrant's registration statement, as filed with the Securities and Exchange Commission on October 9, 2015.

      We have reviewed the Amendment, and we represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the Act.

      If we may cooperate with you in any way in the processing of the Amendment, please telephone the undersigned at (312) 845-3484.

                                         Very truly yours,

                                         CHAPMAN AND CUTLER LLP


                                         By: /s/ Morrison C. Warren
                                             ---------------------------------
                                                 Morrison C. Warren

Enclosures